Commitments and Contingencies - Contingent Consideration (Details) - Agreement with Chasm Technologies, Inc. - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2017	Dec. 31, 2018
Commitments and Contingencies
Contingent consideration	$ 400,000
Consideration paid		$ 20,000
Contingent consideration due upon first dosing of first patient in the Phase 3 clinical trial	80,000
Remaining amount of contingent consideration due			$ 300,000
Maximum net sales amount that is used as the basis in determining the payment of future contingent royalties	$ 1,500,000
Contingent consideration liability		$ 380,000	$ 0